UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

June 30, 2017

MFS® INTERNATIONAL NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 92.8%
Aerospace - 1.2%
Cobham PLC	5,481,438	$9,252,531
Meggitt PLC	1,911,050	11,870,265
MTU Aero Engines AG	155,880	21,987,735
Saab AB, “B”	199,440	9,848,071
Singapore Technologies Engineering Ltd.	5,541,300	14,811,683

		$67,770,285
Airlines - 0.4%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,001,509	$6,052,511
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	45,466	9,566,046
Stagecoach Group PLC	3,590,307	8,711,752

		$24,330,309
Alcoholic Beverages - 1.6%
Carlsberg Group	147,199	$15,725,254
China Resources Beer Holdings Co. Ltd.	13,966,000	35,239,444
Davide Campari-Milano S.p.A.	2,484,238	17,506,588
Thai Beverage PCL	29,781,200	19,468,371

		$87,939,657
Apparel Manufacturers - 1.0%
Burberry Group PLC	506,753	$10,962,939
Global Brands Group Holding Ltd. (a)	53,493,138	5,618,271
Pacific Textiles Holdings Ltd.	24,609,000	28,399,425
Stella International Holdings Ltd.	7,097,591	12,727,110

		$57,707,745
Automotive - 3.0%
Autoliv, Inc., SDR	80,720	$8,853,167
ElringKlinger AG (l)	270,538	5,184,936
Ford Otomotiv Sanayi S.A.	290,456	3,546,445
GKN PLC	2,397,446	10,179,524
Hella KGaA Hueck & Co.	295,203	14,530,173
Koito Manufacturing Co. Ltd.	715,000	36,743,276
Mahindra & Mahindra Ltd.	564,553	11,778,862
NGK Spark Plug Co. Ltd	837,800	17,795,103
Shimano, Inc.	35,100	5,548,593
Stanley Electric Co. Ltd.	922,131	27,793,057
Tofas Turk Otomobil Fabriikasi A.S.	493,694	4,055,126
USS Co. Ltd.	1,161,900	23,067,550

		$169,075,812
Biotechnology - 0.3%
Abcam PLC	550,379	$6,978,448
Lonza Group AG	46,756	10,107,956

		$17,086,404
Broadcasting - 0.8%
Havas S.A.	2,199,204	$23,123,823
Nippon Television Holdings, Inc.	610,800	10,252,860
Proto Corp. (l)	568,700	8,848,411

		$42,225,094

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - 2.7%
Computershare Ltd.	1,485,639	$16,145,930
Daiwa Securities Group, Inc.	2,388,000	14,135,856
Hargreaves Lansdown PLC	855,872	14,513,790
IG Group Holdings PLC	1,379,925	10,208,569
Japan Exchange Group, Inc.	145,300	2,628,900
Rathbone Brothers PLC	875,165	28,884,017
Schroders PLC	1,156,966	46,773,875
Yuanta Financial Holding Co. Ltd.	38,241,227	16,845,248

		$150,136,185
Business Services - 11.8%
Aeon Delight Co., Ltd.	295,700	$9,556,519
Ahlsell AB	2,946,144	20,195,356
Amadeus Fire AG	183,730	16,137,251
Amadeus IT Group S.A.	1,659,120	99,201,360
Ashtead Group PLC	521,672	10,796,487
Auto Trader Group PLC	5,800,929	28,710,595
Babcock International Group PLC	1,548,854	17,762,369
Brenntag AG	445,101	25,764,298
Bunzl PLC	5,009,249	149,275,895
Cerved Information Solutions S.p.A.	4,376,852	46,840,831
DKSH Holding Ltd.	50,944	4,135,979
Doshisha Co. Ltd.	141,800	2,695,429
Edenred	202,894	5,290,519
Electrocomponents PLC	711,864	5,349,755
Elior Group	1,702,389	49,465,118
Elis S.A. (l)	493,270	11,301,570
Intertek Group PLC	707,880	38,879,824
Meitec Corp.	161,600	6,874,914
Midland IC&I Ltd.Midland IC&I Ltd. (a)	21,556,500	1,145,822
Nomura Research Institute Ltd.	897,500	35,309,513
Sodexo	340,022	43,961,913
Travis Perkins PLC	386,837	7,330,811
ZPG PLC	5,425,303	25,565,460

		$661,547,588
Cable TV - 0.4%
Eutelsat Communications	315,830	$8,065,816
NOS, SGPS, S.A.	1,896,833	11,512,610

		$19,578,426
Chemicals - 0.5%
Orica Ltd.	1,781,775	$28,320,685

Computer Software - 2.2%
OBIC Business Consultants Co. Ltd.	341,400	$17,817,453
OBIC Co. Ltd.	1,687,700	103,535,275

		$121,352,728
Computer Software - Systems - 2.0%
Brother Industries Ltd.	98,000	$2,259,293
EMIS Group PLC	543,548	6,523,705
EPAM Systems, Inc. (a)	659,587	55,464,671
Globant S.A. (a)(l)	272,726	11,847,217
Linx S.A.	1,790,000	9,644,571

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - continued
Temenos Group AG	122,318	$10,919,200
Venture Corp. Ltd.	2,058,100	18,013,514

		$114,672,171
Conglomerates - 0.7%
DCC PLC	409,413	$37,273,472

Construction - 2.4%
Bellway PLC	633,258	$24,537,409
CEMEX Latam Holdings S.A. (a)	1,418,319	5,445,255
DuluxGroup Ltd.	2,661,647	14,197,448
Elementia S.A. de C.V. (a)	2,329,530	3,208,940
Forterra PLC	860,618	2,863,930
Geberit AG	36,594	17,066,260
Ibstock PLC	2,297,827	7,350,328
Reliance Worldwide Corp.	6,753,229	17,336,375
Semen Indonesia Persero Tbk PT	4,281,720	3,212,696
SIG PLC	1,435,446	2,778,221
Somfy S.A.	64,885	6,788,330
Techtronic Industries Co. Ltd.	6,923,500	31,835,446

		$136,620,638
Consumer Products - 3.0%
Beiersdorf AG	195,187	$20,518,738
Dabur India Ltd.	4,788,960	21,641,543
Essity AB (a)	485,143	13,273,524
Hengan International Group Co. Ltd.	2,018,000	14,887,934
Kobayashi Pharmaceutical Co. Ltd.	752,800	44,642,596
Milbon Co. Ltd.	241,596	13,575,343
Mitsubishi Pencil Co. Ltd.	104,000	2,926,517
PZ Cussons	404,893	1,804,602
Societe BIC S.A.	49,516	5,876,033
Uni-Charm Corp.	1,169,800	29,350,305

		$168,497,135
Consumer Services - 2.4%
51job, Inc., ADR (a)	567,471	$25,382,978
Asante, Inc.	170,200	2,940,196
Dignity PLC	1,115,132	36,106,754
GAEC Anima Educacao S.A.	1,407,227	6,957,765
Heian Ceremony Service Co.	282,567	2,356,505
Kakaku.com, Inc.	289,200	4,147,407
Kroton Educacional S.A.	2,292,216	10,288,645
Localiza Rent a Car S.A.	621,928	8,475,972
MakeMyTrip Ltd. (a)	528,373	17,726,914
Moneysupermarket.com Group PLC	3,495,255	16,101,811
Rakuten	119,300	1,402,219

		$131,887,166
Containers - 1.6%
Fuji Seal International, Inc.	2,080,500	$57,342,076
Mayr-Melnhof Karton AG	127,604	16,687,563
Viscofan S.A.	244,274	14,452,073

		$88,481,712

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 1.6%
Advantech Co. Ltd.	1,021,748	$7,238,221
IMI PLC	595,477	9,268,169
Legrand S.A.	238,002	16,649,831
LS Industrial Systems Co. Ltd.	302,813	14,768,138
OMRON Corp.	103,621	4,491,241
Pfeiffer Vacuum Technology AG	35,673	5,221,333
Spectris PLC	594,287	19,528,754
Voltronic Power Technology Corp.	653,107	10,756,299

		$87,921,986
Electronics - 2.3%
ASM International N.V.	511,549	$29,791,707
Chroma Ate, Inc.	3,281,000	10,569,954
Halma PLC	1,384,817	19,840,203
Hirose Electric Co. Ltd.	83,693	11,920,532
Infineon Technologies AG	754,396	15,927,293
Iriso Electronics Co. Ltd. (l)	153,080	12,303,563
JEOL Ltd.	1,008,000	5,260,689
Silicon Motion Technology Corp., ADR	441,600	21,298,368

		$126,912,309
Energy - Independent - 0.4%
Gran Tierra Energy, Inc. (a)	4,872,154	$10,820,330
TORC Oil & Gas Ltd.	771,099	3,014,707
Ultrapar Participacoes S.A.	439,200	10,277,033

		$24,112,070
Engineering - Construction - 0.2%
JGC Corp.	257,000	$4,163,183
Toshiba Plant Kensetsu Co. Ltd.	291,000	4,584,592

		$8,747,775
Entertainment - 0.8%
CTS Eventim AG	809,706	$35,808,477
Merlin Entertainments PLC	1,661,319	10,396,986

		$46,205,463
Food & Beverages - 4.1%
Arca Continental S.A.B. de C.V.	799,564	$6,008,818
AVI Ltd.	2,791,436	20,270,317
BRF S.A.	817,500	9,673,096
Britvic PLC	728,348	6,564,567
Chr. Hansen Holding A.S.	43,597	3,170,825
Coca-Cola Bottlers Japan, Inc.	134,700	3,892,198
Coca-Cola HBC AG	320,235	9,417,894
Ezaki Glico Co. Ltd.	389,000	20,924,205
Greencore Group PLC	5,919,179	18,965,209
Gruma S.A.B. de C.V.	377,443	4,922,279
Kerry Group PLC	229,702	19,763,137
Marine Harvest A.S.A.	1,459,159	24,975,454
Orion Corp.	35,301	24,530,199
P/f Bakkafrost	811,217	30,549,079
S Foods, Inc.	205,100	7,540,240
Shenguan Holdings Group Ltd.	13,203,505	837,115
Tate & Lyle PLC	488,682	4,213,523
Tingyi (Cayman Islands) Holdings Corp.	12,026,000	14,263,397

		$230,481,552

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 2.9%
Booker Group PLC	21,801,127	$52,871,261
Clicks Group Ltd.	2,471,155	26,444,617
Cosmos Pharmaceutical Corp.	69,800	13,578,342
Dairy Farm International Holdings Ltd.	3,130,809	24,670,775
Lawson, Inc.	154,300	10,782,823
Matsumotokiyoshi Holdings Co. Ltd.	45,400	2,579,293
Raia Drogasil S.A.	283,024	5,989,560
San-A Co. Ltd.	60,200	2,657,417
Sundrug Co. Ltd.	560,200	20,868,975

		$160,443,063
Forest & Paper Products - 0.1%
Fibria Celulose S.A.	597,600	$6,098,843

Furniture & Appliances - 0.9%
Coway Co. Ltd.	281,962	$25,629,549
SEB S.A.	92,428	16,600,354
Zojirushi Corp. (l)	751,300	8,556,704

		$50,786,607
Gaming & Lodging - 1.2%
Paddy Power Betfair PLC	645,513	$68,773,217

General Merchandise - 2.4%
B&M European Value Retail S.A.	4,295,168	$18,947,695
Dollarama, Inc.	784,463	74,955,899
Lojas Renner S.A.	670,100	5,538,150
Seria Co. Ltd.	733,400	35,406,641

		$134,848,385
Health Maintenance Organizations - 0.2%
Odontoprev S.A.	1,818,755	$6,395,755
Qualicorp S.A.	388,165	3,362,714

		$9,758,469
Insurance - 2.9%
Admiral Group PLC	354,924	$9,259,283
AUB Group Ltd.	2,782,560	27,781,394
Hiscox Ltd.	3,499,714	57,752,424
Jardine Lloyd Thompson Group PLC	1,478,438	23,107,098
Samsung Fire & Marine Insurance Co. Ltd.	87,962	21,641,658
Sony Financial Holdings, Inc.	876,900	14,922,308
XL Group Ltd.	212,422	9,304,084

		$163,768,249
Internet - 1.2%
PChome Online, Inc.	2,539,000	$19,614,234
Rightmove PLC	896,695	49,635,765

		$69,249,999
Machinery & Tools - 1.8%
Aalberts Industries N.V.	242,140	$9,640,889
Fujitsu General Ltd.	131,000	3,032,887
GEA Group AG	822,204	33,647,247
MonotaRO Co. Ltd. (l)	182,400	5,870,531

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
Nissei ASB Machine Co. Ltd.	233,300	$8,089,531
Obara Group, Inc.	82,200	4,472,674
Rotork PLC	1,912,024	5,862,203
Shima Seiki Manufacturing Ltd.	118,000	5,486,908
Spirax-Sarco Engineering PLC	278,609	19,413,774
T.K. Corp.	828,332	7,348,311

		$102,864,955
Medical & Health Technology & Services - 0.7%
Hogy Medical Co. Ltd.	39,800	$2,650,385
Instituto Hermes Pardini S.A.	1,174,900	8,511,455
Miraca Holdings, Inc.	99,000	4,444,988
Ramsay Health Care Ltd.	219,473	12,415,359
Sonic Healthcare Ltd.	685,791	12,766,336

		$40,788,523
Medical Equipment - 3.3%
Ansell Ltd.	1,332,982	$24,312,094
Fisher & Paykel Healthcare Corp. Ltd.	6,286,957	52,751,086
Nakanishi, Inc.	466,000	18,872,016
Nihon Kohden Corp.	521,600	12,029,610
Smith & Nephew PLC	1,810,084	31,237,456
Sonova Holding AG	158,220	25,690,744
Terumo Corp.	366,600	14,422,805
William Demant Holdings A/S (a)	301,880	7,813,217

		$187,129,028
Metals & Mining - 0.7%
Iluka Resources Ltd.	3,084,883	$20,580,635
MOIL Ltd.	3,971,364	19,611,826

		$40,192,461
Natural Gas - Distribution - 0.9%
China Resources Gas Group Ltd.	9,222,000	$31,478,434
Italgas SpA	2,977,041	15,035,805
Nippon Gas Co. Ltd.	128,400	4,155,377

		$50,669,616
Network & Telecom - 0.6%
VTech Holdings Ltd.	2,112,665	$33,472,729

Oil Services - 0.5%
Aker Solutions ASA (a)	2,934,303	$13,253,788
TechnipFMC PLC (a)	449,335	12,186,123

		$25,439,911
Other Banks & Diversified Financials - 5.1%
Aeon Financial Service Co. Ltd.	730,200	$15,438,236
AEON Thana Sinsap Public Co. Ltd.	2,759,200	8,609,809
Chiba Bank Ltd.	2,538,451	18,371,186
Credicorp Ltd.	122,478	21,971,328
E.Sun Financial Holding Co. Ltd.	52,373,849	32,195,627
Federal Bank Ltd.	18,342,466	32,023,938
FinecoBank, S.p.A.	2,267,886	17,846,933
Grupo Financiero Inbursa S.A. de C.V.	3,523,193	6,017,989
Julius Baer Group Ltd.	275,408	14,489,867

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Jyske Bank	612,469	$35,466,728
Public Bank Berhad	4,513,977	21,367,690
Shizuoka Bank Ltd.	1,025,000	9,249,833
Shriram Transport Finance Co. Ltd.	1,696,859	26,246,678
Sydbank A/S	767,548	28,931,821

		$288,227,663
Pharmaceuticals - 1.0%
Genomma Lab Internacional S.A., “B” (a)	7,966,208	$10,253,633
Santen Pharmaceutical Co. Ltd.	2,042,300	27,672,507
Taiko Pharmaceutical Co. Ltd. (l)	165,800	3,263,669
Virbac SA (a)	100,541	16,134,023

		$57,323,832
Pollution Control - 0.3%
Daiseki Co. Ltd.	792,300	$17,582,403

Precious Metals & Minerals - 0.4%
Agnico-Eagle Mines Ltd.	516,614	$23,297,029

Railroad & Shipping - 0.1%
Pacific Basin Shipping Ltd. (a)	17,685,752	$3,896,214
Precious Shipping Public Co. Ltd. (a)	13,259,027	4,059,284

		$7,955,498
Real Estate - 2.8%
Ascendas India Trust, REIT	31,933,900	$26,326,476
City Developments Ltd.	3,038,700	23,682,768
Concentradora Fibra Danhos S.A. de C.V., REIT	31,763	57,177
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	8,978,067	6,816,875
Deutsche Wohnen AG	775,037	29,645,633
Fibra Uno Administracion S.A. de C.V., REIT	4,412,850	8,369,188
Hibernia PLC, REIT	3,630,862	5,702,110
LEG Immobilien AG	415,869	39,095,997
Midland Holdings Ltd. (a)(h)	43,113,000	11,596,270
TAG Immobilien AG	237,520	3,734,217

		$155,026,711
Restaurants - 4.3%
Ajisen (China) Holdings Ltd.	12,368,037	$5,005,859
Alsea S.A.B. de C.V.	1,915,729	7,250,716
Cafe De Coral Holdings Ltd.	7,912,000	25,638,794
Compass Group PLC	2,792,166	58,913,845
Domino’s Pizza Enterprises Ltd. (l)	249,207	9,975,429
Domino’s Pizza Group PLC	16,593,209	63,517,152
Jollibee Foods Corp.	1,686,170	6,816,859
Whitbread PLC	508,415	26,268,883
Yum China Holdings, Inc. (a)	899,200	35,455,456

		$238,842,993
Specialty Chemicals - 5.4%
Air Water, Inc.	376,000	$6,899,880
Croda International PLC	1,473,304	74,549,449
Elementis PLC	1,293,325	4,954,088
IMCD Group NV	218,300	11,832,019

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
Japan Pure Chemical Co. Ltd.	41,700	$894,617
Kansai Paint Co. Ltd.	1,037,000	23,833,252
Mexichem S.A.B de C.V.	2,952,703	7,926,479
Nihon Parkerizing Co. Ltd.	557,600	8,293,975
PT Astra Agro Lestari Tbk	15,352,000	16,916,631
PTT Global Chemical PLC	13,241,500	26,701,288
Sika AG	8,049	51,706,998
SK KAKEN Co. Ltd.	58,000	5,342,343
Symrise AG	885,210	62,704,862
Tikkurila Oyj	145,978	3,156,176

		$305,712,057
Specialty Stores - 2.6%
ABC-Mart, Inc.	362,200	$21,285,992
Card Factory PLC	704,875	2,728,487
Esprit Holdings Ltd. (a)	6,185,199	3,295,625
Galiform PLC	2,446,335	12,971,138
Just Eat PLC (a)	2,536,460	21,638,660
NEXT PLC	233,944	11,749,246
Nitori Co. Ltd.	174,900	23,387,384
Ryohin Keikaku Co. Ltd.	50,400	12,578,155
Shimamura Co. Ltd.	52,800	6,459,462
Super Retail Group Ltd. (l)	2,496,652	15,735,198
Takeaway.com Holding B.V. (a)	111,291	4,739,970
XXL ASA	1,044,604	10,040,961

		$146,610,278
Telecommunications - Wireless - 0.6%
Cellnex Telecom S.A.U.	1,266,238	$26,118,981
Infrastrutture Wireless Italiane S.p.A. (n)	1,387,784	7,884,076

		$34,003,057
Telephone Services - 0.5%
Bezeq - The Israel Telecommunication Corp. Ltd.	6,073,425	$10,089,440
PT XL Axiata Tbk (a)	9,609,807	2,458,784
TDC A.S.	2,666,167	15,504,709

		$28,052,933
Tobacco - 0.3%
Swedish Match AB	481,706	$16,964,660

Trucking - 1.1%
DSV A.S.	475,837	$29,235,725
Kintetsu World Express, Inc.	277,200	4,884,734
Yamato Holdings Co. Ltd.	1,480,100	29,983,622

		$64,104,081
Utilities - Electric Power - 0.6%
CESC Ltd.	1,620,179	$21,770,744
Equatorial Energia S.A.	386,800	6,325,825
Transmissora Alianca de Energia Eletrica S.A., IEU	1,125,230	7,485,909

		$35,582,478
Total Common Stocks		$5,212,454,095

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Preferred Stocks - 1.2%
Consumer Products - 0.4%
Henkel AG & Co. KGaA	173,051	$23,816,849

Forest & Paper Products - 0.1%
Suzano Papel e Celulose S.A.	1,150,300	$4,951,335

Metals & Mining - 0.1%
Usinas Siderurgicas de Minas Gerais S.A., “A” (a)	4,850,900	$6,735,531

Specialty Chemicals - 0.6%
Fuchs Petrolub SE	604,462	$32,914,165
Total Preferred Stocks		$68,417,880

	Strike Price	First Exercise
Warrants - 0.0%
Railroad & Shipping - 0.0%
Precious Shipping Public Co. Ltd. (1 share for 1 warrant) (a)	THB 18	6/30/17	467,490	$20,643

Collateral for Securities Loaned - 0.3%
JPMorgan U.S. Government Money Market Fund, 0.88% (j)			18,785,685	$18,785,685

Money Market Funds - 5.6%
MFS Institutional Money Market Portfolio, 0.98% (v)			314,711,974	$314,711,974
Total Investments				$5,614,390,277

Other Assets, Less Liabilities - 0.1%				3,042,355
Net Assets - 100.0%				$5,617,432,632

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,884,076, representing 0.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

THB	Thailand Baht

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

6/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$1,220,920,355	$—	$—	$1,220,920,355
Japan	981,584,734	5,342,343	—	986,927,077
Germany	386,639,202	—	—	386,639,202
France	203,257,330	—	—	203,257,330
Australia	199,566,882	—	—	199,566,882
Hong Kong	153,897,056	28,399,425	—	182,296,481
China	162,550,618	—	—	162,550,618
India	150,800,504	—	—	150,800,504
Spain	139,772,413	—	—	139,772,413
Other Countries	1,594,045,833	29,585,724	24,530,199	1,648,161,755
Mutual Funds	333,497,659	—	—	333,497,659
Total Investments	$5,526,532,586	$63,327,492	$24,530,199	$5,614,390,277

For further information regarding security characteristics, see the Portfolio of Investments.

10

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $1,643,032,821 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 9/30/17	$—
Transfers into level 3	24,530,199
Balance as of 6/30/17	$24,530,199

At June 30, 2017, the fund held one level 3 security.

(2) Securities Lending Collateral

At June 30, 2017, the value of securities loaned was $21,610,910. These loans were collateralized by cash of $18,785,685 and U.S. Treasury Obligations of $3,897,193.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,160,212,762
Gross unrealized appreciation	1,647,565,049
Gross unrealized depreciation	(193,387,534)
Net unrealized appreciation (depreciation)	$1,454,177,515

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	229,470,550	572,342,963	(487,101,539)	314,711,974

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(11,463)	$—	$1,050,022	$314,711,974

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Midland Holdings Ltd.	43,113,000	—	—	43,113,000

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Midland Holdings Ltd.	$—	$—	$1,290,759	$11,596,270

11

Supplemental Information (unaudited) – continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of June 30, 2017, are as follows:

United Kingdom	21.7%
Japan	17.6%
United States	7.5%
Germany	6.9%
France	3.6%
Australia	3.6%
Hong Kong	3.2%
China	2.9%
India	2.7%
Other Countries	30.3%

12

QUARTERLY REPORT

June 30, 2017

MFS® RESEARCH FUND

PORTFOLIO OF INVESTMENTS

6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 99.4%
Aerospace - 4.0%
Honeywell International, Inc.	635,074	$84,649,013
Leidos Holdings, Inc.	529,123	27,350,368
Northrop Grumman Corp.	186,871	47,971,654
United Technologies Corp.	371,685	45,386,455

		$205,357,490
Alcoholic Beverages - 1.2%
Constellation Brands, Inc., “A”	212,112	$41,092,458
Molson Coors Brewing Co.	274,967	23,740,651

		$64,833,109
Apparel Manufacturers - 2.0%
Hanesbrands, Inc.	962,532	$22,292,241
NIKE, Inc., “B”	1,357,308	80,081,172

		$102,373,413
Automotive - 0.6%
Delphi Automotive PLC	338,545	$29,673,469

Biotechnology - 2.1%
Biogen, Inc. (a)	227,543	$61,746,068
Celgene Corp. (a)	376,563	48,904,237

		$110,650,305
Brokerage & Asset Managers - 1.9%
Blackstone Group LP	1,524,317	$50,835,972
NASDAQ, Inc.	689,130	49,265,904

		$100,101,876
Business Services - 5.3%
Accenture PLC, “A”	363,059	$44,903,137
Cognizant Technology Solutions Corp., “A”	666,722	44,270,341
DXC Technology Co.	508,383	39,003,144
Equifax, Inc.	191,988	26,382,991
Fidelity National Information Services, Inc.	537,731	45,922,227
Fiserv, Inc. (a)	251,811	30,806,558
Global Payments, Inc.	488,473	44,118,881

		$275,407,279
Cable TV - 1.8%
Altice USA, Inc. (a)	469,098	$15,151,865
Comcast Corp., “A”	1,962,865	76,394,706

		$91,546,571
Chemicals - 3.3%
Celanese Corp.	331,859	$31,506,693
CF Industries Holdings, Inc.	378,018	10,569,383
E.I. du Pont de Nemours & Co.	518,383	41,838,692
Monsanto Co.	254,237	30,091,491
PPG Industries, Inc.	530,901	58,377,874

		$172,384,133

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 2.1%
Adobe Systems, Inc. (a)	343,164	$48,537,116
Salesforce.com, Inc. (a)	676,670	58,599,622

		$107,136,738
Computer Software - Systems - 2.7%
Apple, Inc. (s)	636,494	$91,667,866
Constellation Software, Inc.	49,561	25,927,420
SS&C Technologies Holdings, Inc.	660,935	25,386,513

		$142,981,799
Construction - 1.0%
Sherwin-Williams Co.	152,747	$53,608,087

Consumer Products - 1.2%
Coty, Inc., “A”	1,453,184	$27,261,732
Newell Brands, Inc.	638,300	34,225,646

		$61,487,378
Consumer Services - 1.1%
Priceline Group, Inc. (a)	30,253	$56,588,842

Containers - 0.6%
Berry Global Group, Inc. (a)	549,676	$31,337,029

Electrical Equipment - 1.1%
Fortive Corp.	1	$32
Johnson Controls International PLC	1,300,794	56,402,428

		$56,402,460
Electronics - 2.0%
Applied Materials, Inc.	406,726	$16,801,851
Broadcom Corp.	197,494	46,025,977
Texas Instruments, Inc.	551,209	42,404,508

		$105,232,336
Energy - Independent - 3.2%
Energen Corp. (a)	459,648	$22,692,822
EOG Resources, Inc.	667,874	60,455,954
EQT Corp.	509,306	29,840,239
Noble Energy, Inc.	664,099	18,794,002
Pioneer Natural Resources Co.	207,278	33,077,423

		$164,860,440
Energy - Integrated - 0.5%
Exxon Mobil Corp.	290,896	$23,484,034

Entertainment - 1.7%
Time Warner, Inc.	560,821	$56,312,037
Twenty-First Century Fox, Inc.	1,115,320	31,608,169

		$87,920,206
Food & Beverages - 3.6%
Blue Buffalo Pet Products, Inc. (a)	834,285	$19,030,041
Cal-Maine Foods, Inc. (a)(l)	541,303	21,435,599
J.M. Smucker Co.	145,515	17,218,790
Mondelez International, Inc.	872,253	37,672,607

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
PepsiCo, Inc.	618,872	$71,473,527
TreeHouse Foods, Inc. (a)	265,189	21,663,289

		$188,493,853
General Merchandise - 1.7%
Costco Wholesale Corp.	341,052	$54,544,446
Dollar Tree, Inc. (a)	453,707	31,723,193

		$86,267,639
Health Maintenance Organizations - 1.7%
Cigna Corp.	139,169	$23,295,499
UnitedHealth Group, Inc.	340,536	63,142,185

		$86,437,684
Insurance - 2.5%
Aon PLC	558,044	$74,191,950
Chubb Ltd.	376,195	54,691,229

		$128,883,179
Internet - 7.0%
Alibaba Group Holding Ltd., ADR (a)	204,733	$28,846,880
Alphabet, Inc., “A” (a)(s)	136,886	127,260,176
Alphabet, Inc., “C” (a)	49,998	45,434,683
Facebook, Inc., “A” (a)	873,031	131,810,220
LogMeIn, Inc.	273,396	28,569,882

		$361,921,841
Leisure & Toys - 0.7%
Electronic Arts, Inc. (a)	332,504	$35,152,323

Machinery & Tools - 1.5%
Roper Technologies, Inc.	262,382	$60,749,304
SPX FLOW, Inc. (a)	496,295	18,303,360

		$79,052,664
Major Banks - 3.6%
Bank of America Corp.	1,430,111	$34,694,493
Morgan Stanley	1,614,255	71,931,203
PNC Financial Services Group, Inc.	640,937	80,033,803

		$186,659,499
Medical & Health Technology & Services - 0.6%
McKesson Corp.	201,659	$33,180,972

Medical Equipment - 5.1%
Danaher Corp. (s)	695,186	$58,666,747
Medtronic PLC	864,695	76,741,681
PerkinElmer, Inc.	638,877	43,533,079
Steris PLC	216,515	17,645,972
Stryker Corp.	138,754	19,256,280
Zimmer Biomet Holdings, Inc.	375,623	48,229,993

		$264,073,752
Natural Gas - Distribution - 0.6%
Sempra Energy	300,365	$33,866,154

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Pipeline - 0.5%
Enterprise Products Partners LP	1,014,805	$27,480,919

Network & Telecom - 1.2%
Cisco Systems, Inc.	2,053,215	$64,265,630

Oil Services - 1.1%
Halliburton Co.	691,762	$29,545,155
Schlumberger Ltd.	403,361	26,557,288

		$56,102,443
Other Banks & Diversified Financials - 8.2%
Citigroup, Inc.	2,075,750	$138,826,160
Discover Financial Services	489,353	30,432,863
Northern Trust Corp.	284,555	27,661,592
U.S. Bancorp	1,559,539	80,971,265
Visa, Inc., “A”	1,315,651	123,381,751
Wintrust Financial Corp.	344,120	26,304,533

		$427,578,164
Pharmaceuticals - 4.6%
Allergan PLC	182,986	$44,482,067
Eli Lilly & Co.	648,208	53,347,518
Pfizer, Inc.	2,867,232	96,310,323
Zoetis, Inc.	761,882	47,526,199

		$241,666,107
Railroad & Shipping - 1.5%
Canadian Pacific Railway Ltd.	181,271	$29,150,190
Union Pacific Corp.	463,265	50,454,191

		$79,604,381
Real Estate - 1.5%
Public Storage, Inc., REIT	124,556	$25,973,663
Store Capital Corp., REIT	2,424,019	54,419,227

		$80,392,890
Restaurants - 2.2%
Aramark	816,635	$33,465,702
Panera Bread Co., “A” (a)	53,404	16,803,035
Starbucks Corp.	1,087,171	63,392,941

		$113,661,678
Specialty Stores - 3.5%
Amazon.com, Inc. (a)	119,591	$115,764,088
Ross Stores, Inc.	507,343	29,288,911
Tractor Supply Co.	339,936	18,427,931
Urban Outfitters, Inc. (a)	883,851	16,386,597

		$179,867,527
Telecommunications - Wireless - 1.9%
American Tower Corp., REIT	518,469	$68,603,818
SBA Communications Corp., REIT (a)	207,713	28,020,484

		$96,624,302
Telephone Services - 0.7%
Verizon Communications, Inc.	873,844	$39,025,873

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Tobacco - 1.6%
Philip Morris International, Inc.	709,619	$83,344,752

Utilities - Electric Power - 2.9%
American Electric Power Co., Inc.	417,256	$28,986,774
CMS Energy Corp.	877,407	40,580,074
NextEra Energy, Inc.	289,592	40,580,527
Xcel Energy, Inc.	837,888	38,442,301

		$148,589,676
Total Common Stocks		$5,165,560,896
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.3%
Microsoft Corp. - October 2017 @ $67.50	19,405	$8,053,075
Apple, Inc. - November 2017 @ $145	6,026	4,881,060
Total Call Options Purchased		$12,934,135
Issuer	Shares/Par
Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.98% (v)	26,038,897	$26,038,897

Collateral for Securities Loaned - 0.1%
JPMorgan U.S. Government Money Market Fund, 0.88% (j)	7,564,000	$7,564,000
Total Investments		$5,212,097,928

Securities Sold Short - (0.2)%
Telecommunications - Wireless - (0.2)%
Crown Castle International Corp., REIT	(116,649)	$(11,685,897)

Other Assets, Less Liabilities - (0.1)%		(4,298,903)
Net Assets - 100.0%		$5,196,113,128

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2017, the fund had cash collateral of $533,547 and other liquid securities with an aggregate value of $26,452,172 to cover any commitments for securities sold short.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$5,178,495,031	$—	$—	$5,178,495,031
Mutual Funds	33,602,897	—	—	33,602,897
Total Investments	$5,212,097,928	$—	$—	$5,212,097,928
Short Sales	$(11,685,897)	$—	$—	$(11,685,897)

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,854,197,731
Gross unrealized appreciation	1,421,757,923
Gross unrealized depreciation	(63,857,726)
Net unrealized appreciation (depreciation)	$1,357,900,197

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,499,327	537,946,526	(524,406,956)	26,038,897

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(6,957)	$—	$162,273	$26,038,897

7

QUARTERLY REPORT

June 30, 2017

MFS® TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 59.4%
Aerospace - 2.8%
Honeywell International, Inc.	460,900	$61,433,361
L3 Technologies, Inc.	71,821	11,999,853
Lockheed Martin Corp.	133,964	37,189,746
Northrop Grumman Corp.	181,349	46,554,102
United Technologies Corp.	488,309	59,627,412

		$216,804,474
Airlines - 0.4%
Copa Holdings S.A., “A”	138,480	$16,202,160
Delta Air Lines, Inc.	225,171	12,100,690

		$28,302,850
Alcoholic Beverages - 0.3%
Diageo PLC	880,555	$26,016,946

Apparel Manufacturers - 0.3%
Hanesbrands, Inc.	296,920	$6,876,667
LVMH Moet Hennessy Louis Vuitton SE	36,653	9,138,742
NIKE, Inc., “B”	177,293	10,460,287

		$26,475,696
Automotive - 0.9%
Delphi Automotive PLC	312,708	$27,408,856
General Motors Co.	245,348	8,570,006
Harley-Davidson, Inc.	53,187	2,873,162
Hyundai Motor Co.	71,416	9,955,733
Kia Motors Corp.	268,772	8,973,553
LKQ Corp. (a)	332,952	10,970,768

		$68,752,078
Biotechnology - 0.3%
Celgene Corp. (a)	104,614	$13,586,220
Gilead Sciences, Inc.	94,233	6,669,812

		$20,256,032
Broadcasting - 0.5%
Interpublic Group of Companies, Inc.	321,315	$7,904,349
Omnicom Group, Inc.	351,841	29,167,619
Walt Disney Co.	34,593	3,675,506

		$40,747,474
Brokerage & Asset Managers - 1.3%
Apollo Global Management LLC, “A”	338,114	$8,943,115
BlackRock, Inc.	66,615	28,138,842
Blackstone Group LP	294,198	9,811,503
Charles Schwab Corp.	193,529	8,314,006
Franklin Resources, Inc.	336,923	15,090,781
NASDAQ, Inc.	240,442	17,189,199
T. Rowe Price Group, Inc.	186,396	13,832,447

		$101,319,893
Business Services - 2.2%
Accenture PLC, “A”	535,860	$66,275,165
Amdocs Ltd.	64,116	4,132,917
Cognizant Technology Solutions Corp., “A”	97,071	6,445,514

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
DXC Technology Co.	608,292	$46,668,162
Equifax, Inc.	119,094	16,365,897
Fidelity National Information Services, Inc.	178,168	15,215,547
Fiserv, Inc. (a)	61,392	7,510,697
Jones Lang LaSalle, Inc.	86,450	10,806,250

		$173,420,149
Cable TV - 1.5%
Charter Communications, Inc., “A” (a)	78,985	$26,606,097
Comcast Corp., “A”	2,234,271	86,957,827

		$113,563,924
Chemicals - 2.1%
3M Co.	292,103	$60,812,924
Celanese Corp.	135,192	12,835,128
E.I. du Pont de Nemours & Co.	168,601	13,607,787
Monsanto Co.	161,291	19,090,403
PPG Industries, Inc.	544,661	59,890,924

		$166,237,166
Computer Software - 1.2%
CA, Inc.	118,315	$4,078,318
Check Point Software Technologies Ltd. (a)	193,968	21,158,029
Intuit, Inc.	44,874	5,959,716
Microsoft Corp.	465,847	32,110,834
Oracle Corp.	368,478	18,475,487
Sabre Corp.	431,983	9,404,270

		$91,186,654
Computer Software - Systems - 1.0%
Apple, Inc.	123,968	$17,853,871
Hewlett Packard Enterprise	1,233,545	20,464,512
International Business Machines Corp.	242,655	37,327,619
Seagate Technology PLC	135,536	5,252,020

		$80,898,022
Construction - 1.0%
Owens Corning	559,445	$37,438,059
Sherwin-Williams Co.	67,976	23,856,857
Stanley Black & Decker, Inc.	121,835	17,145,840

		$78,440,756
Consumer Products - 0.9%
Coty, Inc., “A”	745,875	$13,992,615
Kimberly-Clark Corp.	83,039	10,721,165
Newell Brands, Inc.	216,273	11,596,558
Procter & Gamble Co.	261,484	22,788,331
Reckitt Benckiser Group PLC	86,441	8,763,622

		$67,862,291
Containers - 0.1%
Crown Holdings, Inc. (a)	131,625	$7,852,748

Electrical Equipment - 1.0%
Johnson Controls International PLC	1,429,322	$61,975,402
MSC Industrial Direct Co., Inc., “A”	206,472	17,748,333

		$79,723,735

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 1.2%
Broadcom Corp.	45,512	$10,606,572
Intel Corp.	335,635	11,324,325
Maxim Integrated Products, Inc.	231,029	10,373,202
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	796,840	27,857,526
Texas Instruments, Inc.	434,425	33,420,315

		$93,581,940
Energy - Independent - 1.1%
Anadarko Petroleum Corp.	218,083	$9,887,883
Canadian Natural Resources Ltd.	165,679	4,778,182
EOG Resources, Inc.	281,050	25,440,646
EQT Corp.	151,736	8,890,212
Hess Corp.	189,293	8,304,284
Noble Energy, Inc.	282,422	7,992,543
Occidental Petroleum Corp.	358,236	21,447,589

		$86,741,339
Energy - Integrated - 1.3%
BP PLC	3,789,221	$21,853,379
Chevron Corp.	261,853	27,319,123
Eni S.p.A.	810,649	12,184,617
Exxon Mobil Corp.	422,340	34,095,508
Galp Energia SGPS S.A.	506,325	7,665,354

		$103,117,981
Entertainment - 0.6%
Time Warner, Inc.	382,316	$38,388,350
Twenty-First Century Fox, Inc.	298,333	8,454,757

		$46,843,107
Food & Beverages - 2.0%
Archer Daniels Midland Co.	133,287	$5,515,416
Coca-Cola European Partners PLC	195,339	7,944,437
Danone S.A.	205,910	15,477,203
General Mills, Inc.	472,614	26,182,816
J.M. Smucker Co.	53,808	6,367,101
Marine Harvest A.S.A.	936,804	16,034,651
Mondelez International, Inc.	207,727	8,971,729
Nestle S.A.	475,516	41,382,637
PepsiCo, Inc.	80,896	9,342,679
Tyson Foods, Inc., “A”	294,079	18,418,168

		$155,636,837
Food & Drug Stores - 0.9%
CVS Health Corp.	753,891	$60,658,070
Kroger Co.	421,206	9,822,524

		$70,480,594
Furniture & Appliances - 0.2%
Whirlpool Corp.	60,292	$11,553,153

Gaming & Lodging - 0.1%
Marriott International, Inc., “A”	75,531	$7,576,515

General Merchandise - 0.1%
Target Corp.	70,819	$3,703,126
Wal-Mart Stores, Inc.	97,746	7,397,417

		$11,100,543

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 0.4%
Cigna Corp.	114,434	$19,155,107
Humana, Inc.	34,716	8,353,364
UnitedHealth Group, Inc.	13,176	2,443,094

		$29,951,565
Insurance - 3.8%
Aon PLC	348,202	$46,293,456
Chubb Ltd.	437,280	63,571,766
MetLife, Inc.	1,317,876	72,404,107
Prudential Financial, Inc.	475,811	51,454,202
Travelers Cos., Inc.	350,884	44,397,353
Zurich Insurance Group AG	70,085	20,399,128

		$298,520,012
Internet - 0.7%
Alphabet, Inc., “A” (a)	11,805	$10,974,872
Facebook, Inc., “A” (a)	305,509	46,125,749

		$57,100,621
Machinery & Tools - 1.2%
Allison Transmission Holdings, Inc.	183,977	$6,900,977
Cummins, Inc.	20,846	3,381,638
Deere & Co.	85,072	10,514,048
Eaton Corp. PLC	326,118	25,381,764
Illinois Tool Works, Inc.	242,035	34,671,514
Ingersoll-Rand Co. Ltd., “A”	104,976	9,593,757

		$90,443,698
Major Banks - 6.7%
Bank of America Corp.	2,729,350	$66,214,031
Bank of New York Mellon Corp.	888,354	45,323,821
BNP Paribas	95,929	6,909,188
Goldman Sachs Group, Inc.	259,101	57,494,512
JPMorgan Chase & Co.	1,690,637	154,524,222
Morgan Stanley	799,136	35,609,500
PNC Financial Services Group, Inc.	330,778	41,304,249
Royal Bank of Canada	117,427	8,526,316
State Street Corp.	361,484	32,435,959
Sumitomo Mitsui Financial Group, Inc.	254,400	9,904,580
UBS Group AG	776,860	13,156,957
Wells Fargo & Co.	929,531	51,505,313

		$522,908,648
Medical & Health Technology & Services - 0.5%
Express Scripts Holding Co. (a)	122,581	$7,825,571
HCA Healthcare, Inc. (a)	64,410	5,616,552
McKesson Corp.	146,973	24,182,937

		$37,625,060
Medical Equipment - 3.1%
Abbott Laboratories	1,255,764	$61,042,688
Danaher Corp.	566,215	47,782,884
Medtronic PLC	726,792	64,502,790
Thermo Fisher Scientific, Inc.	296,023	51,647,133
Zimmer Biomet Holdings, Inc.	116,084	14,905,186

		$239,880,681

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Metals & Mining - 0.3%
Rio Tinto PLC	487,469	$20,583,587

Natural Gas - Distribution - 0.2%
Engie	567,091	$8,559,395
Sempra Energy	87,739	9,892,572

		$18,451,967
Natural Gas - Pipeline - 0.9%
Enterprise Products Partners LP	1,196,322	$32,396,400
Plains All American Pipeline LP	467,715	12,286,873
Williams Partners LP	524,770	21,048,525

		$65,731,798
Network & Telecom - 0.7%
Cisco Systems, Inc.	1,365,152	$42,729,258
Motorola Solutions, Inc.	87,683	7,605,623

		$50,334,881
Oil Services - 0.4%
Schlumberger Ltd.	487,015	$32,065,068

Other Banks & Diversified Financials - 2.3%
American Express Co.	181,495	$15,289,139
Citigroup, Inc.	1,125,114	75,247,624
Discover Financial Services	276,849	17,217,239
SunTrust Banks, Inc.	146,320	8,299,270
U.S. Bancorp	1,075,950	55,863,324
Visa, Inc., “A”	96,222	9,023,699

		$180,940,295
Pharmaceuticals - 4.0%
Allergan PLC	30,684	$7,458,974
Bayer AG	275,033	35,559,396
Eli Lilly & Co.	572,407	47,109,096
Johnson & Johnson	706,518	93,465,266
Merck & Co., Inc.	787,540	50,473,439
Novartis AG	44,453	3,699,395
Pfizer, Inc.	2,184,295	73,370,469
Roche Holding AG	12,754	3,248,020

		$314,384,055
Printing & Publishing - 0.3%
Moody’s Corp.	90,532	$11,015,934
S&P Global, Inc.	25,603	3,737,782
Transcontinental, Inc.	431,388	8,549,253

		$23,302,969
Railroad & Shipping - 0.9%
Canadian National Railway Co.	115,284	$9,343,768
Union Pacific Corp.	566,541	61,701,980

		$71,045,748
Real Estate - 1.1%
Annaly Mortgage Management, Inc., REIT	556,333	$6,703,813
LaSalle Hotel Properties, REIT	175,894	5,241,641
Medical Properties Trust, Inc., REIT	2,139,597	27,536,613
Public Storage, Inc., REIT	29,833	6,221,075

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Starwood Property Trust, Inc., REIT	843,680	$18,889,995
Store Capital Corp., REIT	535,658	12,025,522
Washington Prime Group, Inc., REIT	1,050,021	8,788,676

		$85,407,335
Restaurants - 0.2%
Aramark	286,537	$11,742,286
Starbucks Corp.	112,897	6,583,024

		$18,325,310
Specialty Chemicals - 0.2%
Axalta Coating Systems Ltd. (a)	420,216	$13,463,721

Specialty Stores - 0.8%
Advance Auto Parts, Inc.	28,686	$3,344,501
Best Buy Co., Inc.	439,754	25,211,097
Gap, Inc.	743,522	16,350,049
Ross Stores, Inc.	268,850	15,520,711

		$60,426,358
Telephone Services - 0.5%
TDC A.S.	1,067,832	$6,209,823
Verizon Communications, Inc.	714,434	31,906,622

		$38,116,445
Tobacco - 2.7%
Altria Group, Inc.	784,231	$58,401,683
Japan Tobacco, Inc.	129,600	4,547,955
Philip Morris International, Inc.	1,232,921	144,806,571

		$207,756,209
Trucking - 0.4%
United Parcel Service, Inc., “B”	305,010	$33,731,056

Utilities - Electric Power - 1.8%
American Electric Power Co., Inc.	219,674	$15,260,753
Duke Energy Corp.	315,055	26,335,447
Exelon Corp.	959,270	34,600,869
FirstEnergy Corp.	250,808	7,313,561
PPL Corp.	710,757	27,477,866
Public Service Enterprise Group, Inc.	186,103	8,004,290
SSE PLC	322,071	6,095,064
WEC Energy Group, Inc.	130,173	7,990,019
Xcel Energy, Inc.	107,343	4,924,897

		$138,002,766
Total Common Stocks		$4,622,992,750

Bonds - 37.8%
Agency - Other - 0.0%
Financing Corp., 9.65%, 11/02/2018	$2,850,000	$3,156,740

Apparel Manufacturers - 0.1%
Coach, Inc., 4.125%, 7/15/2027	$5,191,000	$5,134,491

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - 2.1%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.822%, 12/28/2040 (z)	$4,349,051	$3,384,158
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	112,382	11,451
Cent CLO LP, 2013-17A, “A1”, FRN, 2.47%, 1/30/2025 (n)	5,253,182	5,255,866
Cent CLO LP, 2014-21A, “A1”, FRN, 2.38%, 7/27/2026 (n)	8,445,823	8,458,673
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 2.159%, 6/15/2028 (z)	7,782,281	7,816,632
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	7,106,268
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	10,052,383
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	11,561,875
Commercial Mortgage Trust, 2017-CD4, “A4”, FRN, 3.514%, 5/10/2050	6,269,840	6,482,663
Credit Suisse Mortgage Capital Certificate, 5.695%, 9/15/2040	3,527,794	3,524,332
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,670,767
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 2.258%, 7/15/2025 (n)	7,443,000	7,453,993
Dryden Senior Loan Fund, 2014-34A, “AR”, FRN, 2.318%, 10/15/2026 (n)	11,647,598	11,671,138
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	3,369,000	3,399,915
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	3,092,000	3,121,924
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 2.338%, 1/19/2025 (n)	4,851,941	4,856,195
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	1,317,295	1,273,274
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	10,950,065
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	5,548,813	5,674,602
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 2.306%, 4/25/2025 (n)	6,757,000	6,760,101
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	13,505,857
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	3,903,759	4,029,905
Morgan Stanley Capital I, Inc., FRN, 1.273%, 11/15/2030 (i)(n)	4,503,420	13,046
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FRN, 2.958%, 4/18/2025 (z)	13,096,831	13,096,739
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	2,735,090	2,742,932
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,548,326

		$164,423,080
Automotive - 0.1%
General Motors Co., 6.75%, 4/01/2046	$3,268,000	$3,875,907
General Motors Financial Co., Inc., 3.2%, 7/06/2021	6,388,000	6,459,801

		$10,335,708
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/2020	$3,000,000	$3,269,538
Life Technologies Corp., 5%, 1/15/2021	3,000,000	3,213,903

		$6,483,441
Brokerage & Asset Managers - 0.2%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$2,359,000	$2,403,354
Intercontinental Exchange, Inc., 4%, 10/15/2023	7,055,000	7,411,397
Raymond James Financial, 4.95%, 7/15/2046	6,556,000	7,114,670

		$16,929,421
Business Services - 0.0%
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	$1,829,000	$1,876,217

Cable TV - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$5,325,000	$5,752,699
Comcast Corp., 4.6%, 8/15/2045	6,535,000	7,126,352
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	7,170,000	9,843,779

		$22,722,830
Chemicals - 0.0%
Sherwin-Williams Co., 4.5%, 6/01/2047	$3,394,000	$3,556,328

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - 0.2%
Microsoft Corp., 4.25%, 2/06/2047	$13,141,000	$14,227,156

Computer Software - Systems - 0.3%
Apple, Inc., 2.85%, 2/23/2023	$9,582,000	$9,748,142
Apple, Inc., 3.35%, 2/09/2027	6,546,000	6,692,192
Apple, Inc., 3.85%, 5/04/2043	5,286,000	5,284,530

		$21,724,864
Conglomerates - 0.1%
General Electric Capital Corp., FRN, 1.775%, 1/09/2020	$4,530,000	$4,583,069

Consumer Products - 0.2%
Newell Rubbermaid, Inc., 3.85%, 4/01/2023	$7,747,000	$8,133,877
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	6,003,000	6,309,717

		$14,443,594
Consumer Services - 0.1%
Visa, Inc., 3.15%, 12/14/2025	$9,366,000	$9,508,991

Electronics - 0.1%
Intel Corp., 3.15%, 5/11/2027	$862,000	$864,946
Intel Corp. Callable Notes Fixed 4.1% 11/May/2047, 4.1%, 5/11/2047	8,617,000	8,920,689

		$9,785,635
Emerging Market Quasi-Sovereign - 0.2%
Petroleos Mexicanos, 3.125%, 1/23/2019	$2,358,000	$2,374,506
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019 (z)	5,329,000	5,378,033
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	5,493,000	5,467,128

		$13,219,667
Emerging Market Sovereign - 0.1%
United Mexican States, 4.75%, 3/08/2044	$7,817,000	$7,824,817

Energy - Integrated - 0.5%
BP Capital Markets PLC, 4.5%, 10/01/2020	$1,661,000	$1,783,469
BP Capital Markets PLC, 4.742%, 3/11/2021	4,892,000	5,316,122
Chevron Corp., 1.352%, 11/15/2017	11,906,000	11,915,477
Petro-Canada, 6.05%, 5/15/2018	9,475,000	9,815,778
Shell International Finance B.V., 3.75%, 9/12/2046	8,306,000	7,860,051

		$36,690,897
Financial Institutions - 0.0%
GE Capital International Funding Co., 3.373%, 11/15/2025	$2,488,000	$2,572,485

Food & Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/2026	$11,910,000	$12,270,516
Anheuser-Busch InBev S.A., 8%, 11/15/2039	5,850,000	8,970,993
Danone S.A., 2.947%, 11/02/2026 (n)	9,735,000	9,409,355
Diageo Capital PLC, 2.625%, 4/29/2023	6,190,000	6,244,373
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	1,411,000	1,420,524
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	4,239,000	4,375,593

		$42,691,354
Food & Drug Stores - 0.2%
CVS Health Corp., 3.875%, 7/20/2025	$8,115,000	$8,437,539
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034	2,991,000	3,138,681

		$11,576,220

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$10,460,000	$11,477,287
American International Group, Inc., 3.75%, 7/10/2025	8,000,000	8,148,640

		$19,625,927
Insurance - Health - 0.1%
UnitedHealth Group, Inc., 3.75%, 7/15/2025	$9,796,000	$10,317,657

Insurance - Property & Casualty - 0.2%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	$3,183,000	$3,218,809
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	3,992,000	4,283,057
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	5,360,000	5,827,215

		$13,329,081
International Market Quasi-Sovereign - 0.2%
KFW International Finance, Inc., 4.875%, 6/17/2019	$7,250,000	$7,706,910
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	10,140,000	10,016,521

		$17,723,431
Internet - 0.1%
Baidu, Inc., 3.5%, 11/28/2022	$6,460,000	$6,600,260

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$5,815,000	$8,734,188

Major Banks - 2.0%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$6,400,000	$6,795,718
Bank of America Corp., 5.49%, 3/15/2019	4,135,000	4,351,802
Bank of America Corp., 7.625%, 6/01/2019	3,980,000	4,388,635
Bank of America Corp., 4.1%, 7/24/2023	7,970,000	8,437,209
Bank of America Corp., 4.125%, 1/22/2024	10,657,000	11,245,874
Bank of America Corp., 3.5%, 4/19/2026	5,339,000	5,357,185
Bank of America Corp., 4.183%, 11/25/2027	10,792,000	10,976,381
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	2,567,000	2,884,795
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	9,817,000	9,986,913
HSBC Holdings PLC, 6% to 5/22/2027, FRN to 12/31/2049	4,076,000	4,214,584
ING Bank N.V., 5.8%, 9/25/2023 (n)	6,238,000	7,043,893
JPMorgan Chase & Co., 6.3%, 4/23/2019	6,750,000	7,264,816
JPMorgan Chase & Co., 3.2%, 1/25/2023	7,972,000	8,128,004
JPMorgan Chase & Co., 3.782% to 2/01/2027, FRN to 2/01/2028	9,756,000	9,976,651
Morgan Stanley, 3.875%, 4/29/2024	6,520,000	6,776,164
Morgan Stanley, 6.625%, 4/01/2018	11,740,000	12,156,887
Morgan Stanley, 4%, 7/23/2025	2,939,000	3,067,537
Morgan Stanley, 3.625%, 1/20/2027	9,678,000	9,747,585
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023	9,760,000	9,966,024
Swedbank AB, 2.125%, 9/29/2017 (n)	1,317,000	1,319,211
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026 (z)	7,103,000	7,407,641
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	7,396,000	7,726,823

		$159,220,332
Medical & Health Technology & Services - 0.2%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$3,650,000	$3,694,691
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	1,494,000	1,524,723
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	6,000,000	6,183,402
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	7,303,000	7,101,342

		$18,504,158

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical Equipment - 0.3%
Abbott Laboratories, 4.9%, 11/30/2046	$6,534,000	$7,196,796
Medtronic, Inc., 4.375%, 3/15/2035	6,802,000	7,429,593
Zimmer Holdings, Inc., 3.55%, 4/01/2025	9,149,000	9,241,295

		$23,867,684
Metals & Mining - 0.1%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$5,964,000	$6,119,601

Midstream - 0.5%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$9,121,000	$9,415,763
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	822,000	841,503
Enterprise Products Operating LP, 6.5%, 1/31/2019	5,184,000	5,529,565
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	5,700,000	5,859,383
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	1,888,000	1,904,203
Phillips 66 Partners LP, 4.9%, 10/01/2046	5,914,000	5,821,789
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	9,830,000	10,463,760

		$39,835,966
Mortgage-Backed - 10.2%
Fannie Mae, 6%, 8/01/2017 - 7/01/2037	$11,220,949	$12,738,343
Fannie Mae, 5.5%, 11/01/2017 - 4/01/2040	21,406,593	23,848,846
Fannie Mae, 3.8%, 2/01/2018	729,715	731,853
Fannie Mae, 5%, 2/01/2018 - 3/01/2042	16,317,595	17,876,922
Fannie Mae, 4.5%, 6/01/2018 - 6/01/2044	42,506,891	45,933,459
Fannie Mae, 3.829%, 7/01/2018	904,104	918,593
Fannie Mae, 2.578%, 9/25/2018	2,986,491	2,998,246
Fannie Mae, 4.6%, 9/01/2019	720,631	759,540
Fannie Mae, 4.448%, 1/01/2021	606,013	640,415
Fannie Mae, 3.99%, 7/01/2021	629,335	671,825
Fannie Mae, 2.67%, 3/01/2022	903,537	923,976
Fannie Mae, 2.73%, 4/01/2023	648,108	664,098
Fannie Mae, 2.41%, 5/01/2023	982,926	990,950
Fannie Mae, 2.55%, 5/01/2023	925,375	939,620
Fannie Mae, 2.59%, 5/01/2023	970,444	987,368
Fannie Mae, 2.62%, 5/01/2023	647,221	659,519
Fannie Mae, 5.25%, 8/01/2024	987,445	1,113,392
Fannie Mae, 2.7%, 7/01/2025	1,007,000	1,007,274
Fannie Mae, 3.43%, 6/01/2026	1,182,532	1,240,457
Fannie Mae, 4.54%, 7/01/2026	1,004,350	1,120,036
Fannie Mae, 3.95%, 1/01/2027	965,972	1,023,974
Fannie Mae, 3%, 3/01/2027 - 11/01/2046	37,532,279	38,014,643
Fannie Mae, 4.01%, 1/01/2029	808,164	877,539
Fannie Mae, 4.96%, 6/01/2030	595,761	677,486
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	4,506,202	5,075,735
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	112,544,447	118,821,120
Fannie Mae, 3.5%, 11/01/2041 - 1/01/2047	131,174,536	135,100,429
Fannie Mae, FRN, 2.6%, 12/25/2026	4,588,000	4,480,951
Fannie Mae, TBA, 4%, 7/01/2047	23,074,300	24,255,956
Freddie Mac, 6%, 7/01/2017 - 6/01/2037	5,417,605	6,091,691
Freddie Mac, 5%, 12/01/2017 - 7/01/2041	8,753,645	9,554,876
Freddie Mac, 3.154%, 2/25/2018	652,678	657,284
Freddie Mac, 2.412%, 8/25/2018	1,914,659	1,928,070
Freddie Mac, 4.5%, 1/01/2019 - 5/01/2042	8,532,474	9,137,994
Freddie Mac, 5.5%, 1/01/2019 - 10/01/2035	4,710,298	5,244,432
Freddie Mac, 5.085%, 3/25/2019	6,789,000	7,098,205

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 2.456%, 8/25/2019	$1,100,000	$1,114,061
Freddie Mac, 1.869%, 11/25/2019	2,200,000	2,205,026
Freddie Mac, 2.313%, 3/25/2020	624,000	630,796
Freddie Mac, 3.808%, 8/25/2020	5,900,000	6,212,445
Freddie Mac, 3.034%, 10/25/2020	1,781,000	1,837,778
Freddie Mac, 2.791%, 1/25/2022	3,221,000	3,307,890
Freddie Mac, 2.716%, 6/25/2022	2,443,294	2,500,104
Freddie Mac, 2.682%, 10/25/2022	1,960,000	1,996,049
Freddie Mac, 2.51%, 11/25/2022	3,050,000	3,078,711
Freddie Mac, 3.111%, 2/25/2023	5,200,000	5,402,911
Freddie Mac, 3.32%, 2/25/2023	1,059,000	1,111,891
Freddie Mac, 3.25%, 4/25/2023	5,681,000	5,936,523
Freddie Mac, 3.458%, 8/25/2023	5,373,000	5,676,843
Freddie Mac, 0.883%, 4/25/2024	11,418,688	570,369
Freddie Mac, 3.171%, 10/25/2024	3,005,000	3,121,793
Freddie Mac, 2.67%, 12/25/2024	3,612,000	3,630,248
Freddie Mac, 3.329%, 5/25/2025	4,698,000	4,917,255
Freddie Mac, 2.673%, 3/25/2026	6,105,000	6,061,947
Freddie Mac, 3.3%, 10/25/2026	2,495,000	2,584,261
Freddie Mac, 3.224%, 3/25/2027	3,514,000	3,617,086
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	2,689,135	3,004,362
Freddie Mac, 4%, 11/01/2040 - 9/01/2044	20,911,203	22,067,442
Freddie Mac, 3.5%, 2/01/2042 - 1/01/2047	75,586,024	77,828,661
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	54,384,702	54,541,677
Freddie Mac, TBA, 4.5%, 7/01/2047	35,054,000	37,552,036
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	4,295,263	4,892,512
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	3,710,192	4,153,368
Ginnie Mae, 4.5%, 7/15/2033 - 6/20/2041	9,106,499	9,825,056
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	1,229,631	1,355,194
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	10,222,399	10,842,542
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	15,947,956	16,590,582
Ginnie Mae, 0.658%, 2/16/2059	22,200,000	1,525,806

		$794,498,342
Network & Telecom - 0.4%
AT&T, Inc., 3%, 6/30/2022	$6,074,000	$6,077,140
AT&T, Inc., 3.4%, 5/15/2025	9,074,000	8,920,559
AT&T, Inc., 5.45%, 3/01/2047	7,845,000	8,445,339
Verizon Communications, Inc., 5.05%, 3/15/2034	5,238,000	5,545,287

		$28,988,325
Oils - 0.3%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$7,722,000	$7,802,625
Valero Energy Corp., 4.9%, 3/15/2045	16,500,000	17,189,552

		$24,992,177
Other Banks & Diversified Financials - 0.5%
Banco de Credito del Peru, 5.375%, 9/16/2020	$4,872,000	$5,310,480
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.1%, 9/09/2023 (n)	4,960,000	5,301,273
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	4,730,000	5,374,463
Citigroup, Inc., 2.5%, 9/26/2018	10,880,000	10,953,745
Citizens Bank N.A., 2.25%, 3/02/2020	2,571,000	2,568,594
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 12/31/2049 (n)	5,168,000	6,308,164
SunTrust Banks, Inc., 2.35%, 11/01/2018	2,541,000	2,556,172

		$38,372,891

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - 0.5%
Actavis Funding SCS, 3%, 3/12/2020	$1,375,000	$1,404,176
Celgene Corp., 2.875%, 8/15/2020	3,798,000	3,883,751
Forest Laboratories, Inc., 4.875%, 2/15/2021 (n)	3,179,000	3,420,315
Gilead Sciences, Inc., 3.7%, 4/01/2024	1,862,000	1,935,711
Gilead Sciences, Inc., 3.5%, 2/01/2025	14,207,000	14,579,834
Shire Acquisitions Investments Ireland Designated Activity Co., 3.2%, 9/23/2026	12,956,000	12,669,076

		$37,892,863
Retailers - 0.3%
Dollar General Corp., 4.15%, 11/01/2025	$5,000,000	$5,277,370
Home Depot, Inc., 5.95%, 4/01/2041	1,578,000	2,086,365
Wal-Mart Stores, Inc., 5.25%, 9/01/2035	12,347,000	15,059,167

		$22,422,902
Telecommunications - Wireless - 0.3%
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	$5,960,000	$6,005,464
Crown Castle Towers LLC, 6.113%, 1/15/2020 (n)	3,852,000	4,141,254
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	2,040,000	2,176,923
Rogers Communications, Inc., 6.8%, 8/15/2018	8,529,000	8,997,217
SBA Tower Trust, 2.898%, 10/11/2044 (n)	2,389,000	2,401,585

		$23,722,443
Tobacco - 0.2%
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (z)	$6,137,000	$6,240,685
Reynolds American, Inc., 5.85%, 8/15/2045	10,000,000	12,248,000

		$18,488,685
Transportation - Services - 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$6,381,000	$8,283,214

U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 4.35%, 7/01/2023	$168,569	$175,007
Small Business Administration, 4.77%, 4/01/2024	582,003	610,715
Small Business Administration, 5.18%, 5/01/2024	865,270	914,762
Small Business Administration, 5.52%, 6/01/2024	379,550	403,382
Small Business Administration, 4.99%, 9/01/2024	904,221	955,373
Small Business Administration, 4.95%, 3/01/2025	737,694	779,311

		$3,838,550
U.S. Treasury Obligations - 14.4%
U.S. Treasury Bonds, 6%, 2/15/2026	$1,524,000	$1,975,782
U.S. Treasury Bonds, 6.75%, 8/15/2026	926,000	1,270,392
U.S. Treasury Bonds, 5.25%, 2/15/2029	5,294,000	6,836,497
U.S. Treasury Bonds, 5.375%, 2/15/2031	4,690,000	6,303,285
U.S. Treasury Bonds, 4.5%, 2/15/2036	26,962,000	34,802,037
U.S. Treasury Bonds, 5%, 5/15/2037	2,452,000	3,364,316
U.S. Treasury Bonds, 3.5%, 2/15/2039	17,071,000	19,286,901
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,987,000	6,460,504
U.S. Treasury Bonds, 2.875%, 5/15/2043	169,349,900	170,990,562
U.S. Treasury Bonds, 2.5%, 2/15/2045	5,313,000	4,958,315
U.S. Treasury Notes, 1.375%, 2/29/2020	6,694,000	6,670,464
U.S. Treasury Notes, 1.75%, 11/30/2021	105,966,000	105,688,687
U.S. Treasury Notes, 3.125%, 5/15/2019	28,804,000	29,733,390
U.S. Treasury Notes, 1%, 6/30/2019	238,622,000	236,850,948
U.S. Treasury Notes, 1.625%, 6/30/2019	226,285,000	227,292,647
U.S. Treasury Notes, 3.5%, 5/15/2020	55,133,000	58,163,165

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 3.125%, 5/15/2021	$99,605,000	$104,795,317
U.S. Treasury Notes, 2.5%, 8/15/2023	80,864,000	82,989,834
U.S. Treasury Notes, 2%, 11/15/2026	16,200,000	15,796,264
U.S. Treasury Notes, 3%, 11/15/2045	215,000	221,442

		$1,124,450,749
Utilities - Electric Power - 0.9%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$3,550,000	$3,734,238
Dominion Resources, Inc., 3.625%, 12/01/2024	6,000,000	6,147,090
Duke Energy Corp., 2.65%, 9/01/2026	1,590,000	1,510,077
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	7,076,000	7,280,914
Exelon Corp., 3.4%, 4/15/2026	9,718,000	9,685,231
MidAmerican Funding LLC, 6.927%, 3/01/2029	2,785,000	3,674,677
Oncor Electric Delivery Co., 7%, 9/01/2022	4,555,000	5,483,336
PPL Capital Funding, Inc., 5%, 3/15/2044	1,773,000	1,998,850
PPL Corp., 3.4%, 6/01/2023	4,920,000	5,056,294
Progress Energy, Inc., 3.15%, 4/01/2022	6,169,000	6,297,642
Southern Co., 2.15%, 9/01/2019	7,000,000	7,003,136
Southern Co., 3.25%, 7/01/2026	10,896,000	10,659,132

		$68,530,617
Total Bonds		$2,941,827,048

Preferred Stocks - 0.0%
Automotive - 0.0%
Hyundai Motor Co.	33,520	$3,413,084

Convertible Preferred Stocks - 0.8%
Food & Beverages - 0.3%
Tyson Foods, Inc., 4.75%	297,450	$20,161,161

Pharmaceuticals - 0.5%
Allergan PLC, 5.5%	46,435	$40,309,295
Total Convertible Preferred Stocks		$60,470,456

Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 0.98% (v)	205,351,761	$205,351,761
Total Investments		$7,834,055,099

Other Assets, Less Liabilities - (0.6)%		(50,483,977)
Net Assets - 100.0%		$7,783,571,122

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $185,113,622, representing 2.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.822%, 12/28/2040	3/01/06	$4,349,051	$3,384,158
BlackRock Capital Finance LP, 7.75%, 9/25/2026	10/10/96	109,888	11,451
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 2.159%, 6/15/2028	6/14/16	7,782,281	7,816,632
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020	7/15/15	6,095,147	6,240,685
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FRN, 2.958%, 4/18/2025	4/04/17	13,096,831	13,096,739
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019	4/28/14	5,309,951	5,378,033
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026	3/29/16	7,088,909	7,407,641
Total Restricted Securities			$43,335,339
% of Net assets			0.6%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

6/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,686,876,290	$—	$—	$4,686,876,290
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	1,131,446,039	—	1,131,446,039
Non-U.S. Sovereign Debt	—	38,767,914	—	38,767,914
Municipal Bonds	—	8,734,188	—	8,734,188
U.S. Corporate Bonds	—	642,069,612	—	642,069,612
Residential Mortgage-Backed Securities	—	798,525,998	—	798,525,998
Commercial Mortgage-Backed Securities	—	85,120,089	—	85,120,089
Asset-Backed Securities (including CDOs)	—	75,275,334	—	75,275,334
Foreign Bonds	—	161,887,874	—	161,887,874
Mutual Funds	205,351,761	—	—	205,351,761
Total Investments	$4,892,228,051	$2,941,827,048	$—	$7,834,055,099

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $33,381,820 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,302,328,815
Gross unrealized appreciation	1,598,857,864
Gross unrealized depreciation	(67,131,580)
Net unrealized appreciation (depreciation)	$1,531,726,284

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	121,260,538	744,233,370	(660,142,147)	205,351,761

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(12,298)	$—	$684,246	$205,351,761

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2017

*	Print name and title of each signing officer under his or her signature.